Long-Term Debt (Details) (USD $)			3 Months Ended						12 Months Ended					12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 Senior secured term loan facility maturing in 2014	Dec. 31, 2012 Senior secured term loan facility maturing in 2014	Dec. 31, 2011 Senior secured term loan facility maturing in 2014	Jul. 24, 2007 Senior secured term loan facility maturing in 2014	Dec. 31, 2012 Senior secured term loan facility maturing in 2014 London inter-bank offered rate	Dec. 31, 2012 Senior secured term loan facility maturing in 2014 Alternate base rate	Dec. 31, 2012 Senior secured term loan facility maturing in 2014 Maximum	Dec. 31, 2012 Senior secured term loan facility maturing in 2017	Aug. 22, 2012 Senior secured term loan facility maturing in 2017	Dec. 31, 2012 Senior secured term loan facility maturing in 2017 Alternate base rate	Dec. 31, 2012 7.00% senior notes maturing in 2020	Dec. 31, 2012 8.00% senior notes maturing in 2020	Aug. 31, 2012 8.00% senior notes maturing in 2020	Feb. 29, 2012 8.00% senior notes maturing in 2020	Sep. 30, 2012 10.75% senior notes maturing in 2015	Mar. 31, 2012 10.75% senior notes maturing in 2015	Dec. 31, 2012 10.75% senior notes maturing in 2015	Dec. 31, 2011 10.75% senior notes maturing in 2015	Dec. 31, 2012 Revolving credit facility maturing in 2017	Dec. 31, 2012 7.10% notes maturing in 2018	Dec. 31, 2011 7.10% notes maturing in 2018	Dec. 31, 2012 7.45% notes maturing in 2027	Dec. 31, 2011 7.45% notes maturing in 2027	Dec. 31, 2012 7.25% notes maturing in 2038	Dec. 31, 2011 7.25% notes maturing in 2038	Dec. 31, 2011 Other	Dec. 31, 2012 Synthetic letter of credit facility
Long-term debt
Long-term debt				$ 1,219,145,000	$ 2,530,750,000					$ 1,000,741,000			$ 750,000,000	$ 602,750,000						$ 996,000,000		$ 69,400,000	$ 67,474,000	$ 155,894,000	$ 153,225,000	$ 62,250,000	$ 61,441,000	$ 66,980,000
Less current portion	(52,214,000)	(51,838,000)
Total long-term debt	3,909,039,000	3,824,032,000
Interest rate (as a percent)													7.00%	8.00%	7.00%	8.00%			10.75%			7.10%		7.45%		7.25%
Unamortized portion of premium received														3,000,000
Repayment of principal amount			276,000,000											100,000,000			396,000,000	600,000,000
Available borrowing capacity																					447,700,000								150,000,000
Aggregate principal amount						2,650,000,000									750,000,000	600,000,000
Letters of credit issued																													124,300,000
Unused commitments																													13,300,000
Debt secured as a percentage of capital stock of foreign subsidiary owned by entity or any guarantor									65.00%
Borrowings outstanding				1,219,000,000							1,001,000,000
Borrowing margin (as a percent)				2.50%			2.50%	2.50%		4.25%		4.25%
Available borrowing capacity if credit facility amended																													$ 137,600,000